CONDENSED CONSOLIDATED INTERIM STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Expenses
General and administrative	$ 1,328,111	$ 1,919,212
External research and development fees	1,648,350	160,260
Share-based payments	291,272	57,743
Depreciation and amortization	129,690	120,141
Total operating expenses	3,397,423	2,257,356
Loss from operations	(3,397,423)	(2,257,356)
Interest income	(67,216)	(172,524)
Other income	(7,060)	0
Finance expense, net	22,168	12,414
Accretion and interest expense	328,448	0
Gain on settlement of debt	(185,130)	17,476
Loss (gain) on change in fair value of derivative liabilities and warrant liability	3,110,436	(23,297)
Unrealized loss on change in fair value of digital assets	718,827	0
Realized gain on sale of digital assets	(68,293)	0
Loss on issuance of convertible debt	1,490,278	0
Net loss	(8,739,881)	(2,091,425)
Items that may be subsequently reclassified to loss:
Exchange loss on translation of foreign operations	(3,492)	(232,755)
Comprehensive loss	(8,743,373)	(2,324,180)
Net loss attributable to:
Equity owners of the Company	(8,576,723)	(1,903,375)
Non-controlling interests	(163,158)	(188,050)
Net loss	$ (8,739,881)	$ (2,091,425)
Net (loss) per share
Basic - continuing operations (in Dollars per share)	$ (3.53)	$ (3.43)
Diluted - continuing operations (in Dollars per share)	$ (3.53)	$ (3.43)
Weighted average number of shares outstanding – basic (in Shares)	2,474,974	610,035
Weighted average number of shares outstanding – diluted (in Shares)	2,474,974	610,035